COMMON STOCK (Details Narrative) - $ / shares	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	89,336,000	89,036,000	89,036,000
Warrant outstanding to purchase common stock	3,410,280
Option outstanding to purchase common stock	14,750,000
Common Stock outstanding on diluted basis	107,496,280	105,460,655	104,734,030
Consulting Agreement Member]
Restricted share issued	300,000